Significant Accounting Policies - 3R Program Receivables (Payables) (Details) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Risk adjustment payable, Current Benefit Year	$ (220)
Risk adjustment payable, Prior Benefit Years	(254)
Risk adjustment payable, Total	(474)	$ (214)	$ (5)
Reinsurance receivable, Current Benefit Year	57
Reinsurance receivable, Prior Benefit Years	24
Reinsurance receivable, Total	81	36	5
Risk corridor, Current Benefit Year	(9)
Risk corridor, Prior Benefit Years	(3)
Risk corridor payable, Total	(12)	(10)	0
Minimum MLR, Current Benefit Year	(17)
Minimum MLR, Prior Benefit Years	(2)
Minimum MLR payable, Total	$ (19)	$ (3)	$ 0